UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of principal executive offices) Zip code)

With copy to:

Michael L. Sapir Chairman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	John Loder Ropes & Gray LLP 800 Boylston Street Boston, MA 02199	Jennifer English Citi Fund Services 800 Boylston Street, 24th Floor Boston, MA 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: October 31 – Access Flex High Yield Fund and Access Flex Bear High Yield Fund

December 31 – Access VP High Yield Fund

Date of reporting period: July 1, 2019 to June 30, 2020

PROXY VOTING RECORD FOR

PERIOD JULY 1, 2019 TO JUNE 30, 2020

Access One Trust did not vote any proxies for the twelve-month period from July 1, 2019 through June 30, 2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access One Trust
(Registrant)

By:

/s/ Todd B. Johnson
Todd B. Johnson
President

Date: August 11, 2020